Disclosure of detailed information about exploration assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Net book value - January 1	$ 100,038	$ 96,220
Additions	2,745	8,245
Disposals	0	(812)
Investments tax credits	(601)	(3,430)
Share-based compensation capitalized	0	483
Impairment	0	(668)
Net book value - December 31	102,182	100,038
Cost [Member]
Statement [Line Items]
Net book value - January 1	100,898
Net book value - December 31	103,042	100,898
Accumulated impairment [Member]
Statement [Line Items]
Net book value - January 1	(860)
Net book value - December 31	(860)	(860)
Net book value [Member]
Statement [Line Items]
Net book value - January 1	100,038
Net book value - December 31	$ 102,182	$ 100,038